Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2024
Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Minimum [Member] | Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Minimum [Member] | Furniture, office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	2 years
Maximum [Member] | Leasehold Improvements [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Maximum [Member] | Furniture, office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years
Maximum [Member] | Motor vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Software [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years